Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member]	Restricted Stock [Member]
Beginning Balance at Dec. 31, 2016	$ 13,567	$ 159	$ 195,181	$ (181,773)
Beginning Balance at Dec. 31, 2016					$ 0
Beginning Balance, Shares at Dec. 31, 2016		20,645,723				1,889
Beginning Balance, Shares at Dec. 31, 2016					13,416
Stock-based compensation expense	1,573		1,573
Exercise of common stock options	6		6
Exercise of common stock options, Shares		7,497
Vesting of restricted stock		1,889				(1,889)
Conversion of convertible preferred stock, Shares		3,915,920			(8,811)
Net loss	(26,414)			(26,414)
Ending Balance at Dec. 31, 2017	(11,268)	$ 159	196,760	(208,187)
Balance at December 31, 2018 at Dec. 31, 2017					$ 0
Ending Balance, Shares at Dec. 31, 2017		24,571,029
Ending Balance, Shares at Dec. 31, 2017 at Dec. 31, 2017					4,605
Stock-based compensation expense	403		403
Exercise of common stock options	2		2
Exercise of common stock options, Shares		919
Issuance of common stock -net	5,869	$ 27	5,842
Issuance of common stock -net, Shares		2,691,494
Fees related to issuance of common stock	(243)		(243)
Conversion of convertible preferred stock, Shares		1,423,970			(3,204)
Net loss	(14,833)			(14,833)
Ending Balance at Mar. 31, 2018	(20,070)	$ 186	202,764	(223,020)
Balance at December 31, 2018 at Mar. 31, 2018					$ 0
Ending Balance, Shares at Mar. 31, 2018		28,687,412
Ending Balance, Shares at Dec. 31, 2017 at Mar. 31, 2018					1,401
Beginning Balance at Dec. 31, 2017	(11,268)	$ 159	196,760	(208,187)
Beginning Balance at Dec. 31, 2017					$ 0
Beginning Balance, Shares at Dec. 31, 2017		24,571,029
Beginning Balance, Shares at Dec. 31, 2017					4,605
Stock-based compensation expense	1,625		1,625
Exercise of common stock options	$ 2		2
Exercise of common stock options, Shares	919	919
Exercise of warrants	$ 1		1
Exercise of warrants, Shares		104,092
Issuance of common stock -net	17,825	$ 354	17,471
Issuance of common stock -net, Shares		35,480,397
Conversion of convertible preferred stock, Shares		1,868,961			(4,205)
Net loss	(8,643)			(8,643)
Ending Balance at Dec. 31, 2018	(458)	$ 513	215,859	(216,830)
Balance at December 31, 2018 at Dec. 31, 2018					$ 0
Ending Balance, Shares at Dec. 31, 2018		62,025,398
Ending Balance, Shares at Dec. 31, 2017 at Dec. 31, 2018					400
Stock-based compensation expense	107		107
Exercise of warrants	4,234	$ 326	3,908
Exercise of warrants, Shares		32,574,203
Net loss	(9,415)			(9,415)
Ending Balance at Mar. 31, 2019	$ (5,532)	$ 839	$ 219,874	$ (226,245)
Balance at December 31, 2018 at Mar. 31, 2019					$ 0
Ending Balance, Shares at Mar. 31, 2019		94,599,601
Ending Balance, Shares at Dec. 31, 2017 at Mar. 31, 2019					400